OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred contract costs	[1]	$ 2,942	$ 2,840
Deposits		187	306
Other non-current assets		$ 3,129	$ 3,146

[1]	See Note 1W.